Summary of Significant Accounting Policies Summary of Significant Accounting Policies - Impacts of ASC 606 Adoption (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ 20,825	$ 18,881	$ 17,510
Operating costs and expenses	17,549	15,556	14,701
Operating Income	3,276	3,325	2,809
Net Income	2,990	3,152	2,606
Prepaid expenses and other	671	436
Total current assets	2,059	2,225
Customer deposits	4,735	4,395
Total current liabilities	9,127	9,204
Prepaid expenses and other	(254)	74	(13)
Customer deposits	387	539	361
Net cash provided by operating activities	5,475	5,549	5,322
Onboard and other
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	6,331	$ 4,679	$ 4,330
Operating costs and expenses	2,101
ASC 606 | Prior to adoption of ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	19,393
Operating costs and expenses	16,117
Operating Income	3,276
Net Income	2,990
Prepaid expenses and other	517
Total current assets	1,905
Customer deposits	4,581
Total current liabilities	8,973
Prepaid expenses and other	(100)
Customer deposits	233
Net cash provided by operating activities	5,475
ASC 606 | Prior to adoption of ASC 606 | Onboard and other
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	4,899
Operating costs and expenses	669
ASC 606 | Adjustments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	1,432
Operating costs and expenses	1,432
Operating Income	0
Net Income	0
Prepaid expenses and other	154
Total current assets	154
Customer deposits	154
Total current liabilities	154
Prepaid expenses and other	(154)
Customer deposits	154
Net cash provided by operating activities	0
ASC 606 | Adjustments | Onboard and other
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	1,432
Operating costs and expenses	$ 1,432